Significant Accounting Policies - Net Loss Per Common Stock (Details) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Common stock, redeemable shares
Significant Accounting Policies
Allocation of net (loss) income	$ (674,148)	$ (99,509)	$ (309,159)	$ (242,318)	$ (239,923)	$ 28,166
Basic weighted average shares outstanding	8,395,122	11,500,000	7,575,779	11,500,000	3,568,966	11,500,000
Diluted weighted average shares outstanding	8,395,122	11,500,000	7,575,779	11,500,000	3,568,966	11,500,000
Basic net (loss) income per share	$ (0.08)	$ (0.01)	$ (0.04)	$ (0.02)	$ (0.07)	$ 0.00
Diluted net (loss) income per share	$ (0.08)	$ (0.01)	$ (0.04)	$ (0.02)	$ (0.07)	$ 0.00
Common stock, non-redeemable shares
Significant Accounting Policies
Allocation of net (loss) income	$ (285,074)	$ (30,718)	$ (144,871)	$ (74,802)	$ (174,031)	$ 8,695
Basic weighted average shares outstanding	3,550,000	3,550,000	3,550,000	3,550,000	2,588,793	3,550,000
Diluted weighted average shares outstanding	3,550,000	3,550,000	3,550,000	3,550,000	2,588,793	3,550,000
Basic net (loss) income per share	$ (0.08)	$ (0.01)	$ (0.04)	$ (0.02)	$ (0.07)	$ 0.00
Diluted net (loss) income per share	$ (0.08)	$ (0.01)	$ (0.04)	$ (0.02)	$ (0.07)	$ 0.00